Commitments and Contingencies Warranty and Extended Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Deferred Costs, Service Revenue	$ 200	$ 300
Product Warranty Accrual, Current	0
Deferred revenue extended warranties, current	438
Product Warranty Accrual, Noncurrent	0
Deferred revenue extended warranties, noncurrent	301
Warranty [Member]
Product Warranty Liability [Line Items]
Liability, period start	0	22
Standard and Extended Product Warranty Accrual, Decrease for Payments	0	0
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	0	0
Standard and Extended Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	0	(22)
Liability, period end	0	0
Deferred revenue [Member]
Product Warranty Liability [Line Items]
Deferred Revenue, period start	1,109	1,471
Standard and Extended Product Warranty Accrual, Decrease for Payments	(817)	(1,087)
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	447	725
Standard and Extended Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	0	0
Deferred Revenue, period end	$ 739	$ 1,109